SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2016
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of revenues from sales to unaffiliated customers
Revenues from sales to unaffiliated customers:

	Year ended December 31,
	2016	2015	2014

North America	$19,167	$1,018	$1,922
Europe	946	1,204	3,189
Asia (Excluding Philippines)	355	576	847
Philippines	4,959	8,071	3,544
South America (Excluding Brazil)	785	2,456	4,235
Brazil	2,496	3,487	6,448
Other (Including Israel)	802	1,861	3,451

	$29,510	$18,673	$23,636

Schedule of property and equipment, net, by geographic areas
Property and equipment, net, by geographic areas:
	Year ended December 31,
	2016	2015

Israel	$1,422	$339
Other	94	45

	$1,516	$384

Schedule of Financial Expenses, Net
	Years ended December 31,
	2016	2015	2014

Financial Income:
Interest income	$489	$229	$170
Foreign currency exchange gain	424	36	193

	913	265	363

Financial expenses:
Interest and bank charges	(23)	(23)	(40)
Foreign currency exchange loss	(74)	(675)	(655)

	(97)	(698)	(695)

	$816	$(433)	$(332)

Schedule of computation of basic and diluted net income (loss) per share
The following table sets forth the computation of basic and diluted net income (loss) per share:

	Years ended December 31,
	2016	2015	2014

Numerator:

Numerator for basic net income (loss) per share	$1,915	$(923)	$726

Effect of dilutive securities:
Options and warrants issued to grantees and investors, respectively	-	-	-

Numerator for dilutive net income (loss) per share	$1,915	$(923)	$726

Denominator:

Denominator for dilutive net income (loss) per share - weighted average number of Ordinary Shares	10,406,897	8,572,681	8,088,974

Effect of dilutive securities:
Options and warrants issued to grantees and investors, respectively	372,650	-	503,413

Denominator for diluted net income (loss) per share - adjusted weighted average number of Ordinary Shares	10,779,547	8,572,681	8,592,387